Note 6 - Allowance for Loan Losses and Credit Quality Information - Aging of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans past due	$ 2,396	$ 1,873
Current loans	602,039	592,983
Loans receivable	604,435	594,856
Loans 90 days or more past due and still accruing	0	0
Residential Portfolio Segment [Member]
Loans past due	922	1,082
Current loans	119,142	109,616
Loans receivable	120,064	110,698
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	350,195	336,130
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Current loans	192,502	195,564
Loans receivable	192,502	195,564
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Current loans	157,693	140,566
Loans receivable	157,693	140,566
Loans 90 days or more past due and still accruing	0	0
Consumer Portfolio Segment [Member]
Loans past due	764	770
Current loans	69,185	71,762
Loans receivable	69,949	72,532
Loans 90 days or more past due and still accruing	0	0
Commercial Portfolio Segment [Member]
Loans past due	710	21
Current loans	63,517	75,475
Loans receivable	64,227	75,496
Loans 90 days or more past due and still accruing	0
Financial Asset, 30 to 59 Days Past Due [Member]
Loans past due	1,460	1,092
Financial Asset, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	786	680
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financial Asset, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	527	391
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans past due	147	21
Financial Asset, 60 to 89 Days Past Due [Member]
Loans past due	121	425
Financial Asset, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	77	325
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financial Asset, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	31	100
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans past due	13	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans past due	815	356
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	59	77
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	206	279
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans past due	$ 550	$ 0